RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Instrument Assets
Gross Derivative Instruments	$ 705	$ 217
Amounts Available for Offset	(628)	(146)
Net Amounts	77	71
Derivative Instrument Liabilities
Gross Derivative Instruments	(1,022)	(268)
Amounts Available for Offset	628	146
Net Amounts	(394)	(122)
Cash collateral provided by the Company	138	144
Letters of credit provided by the Company	68	130
Cash collateral received by the Company (less than)	1	0
Letters of credit received by the Company	10	6
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	19	5
Foreign exchange
Derivative Instrument Assets
Gross Derivative Instruments	34	85
Amounts Available for Offset	(33)	(54)
Net Amounts	1	31
Derivative Instrument Liabilities
Gross Derivative Instruments	(213)	(79)
Amounts Available for Offset	33	54
Net Amounts	(180)	(25)
Interest rate
Derivative Instrument Assets
Gross Derivative Instruments	12	2
Amounts Available for Offset	(4)	(1)
Net Amounts	8	1
Derivative Instrument Liabilities
Gross Derivative Instruments	(76)	(18)
Amounts Available for Offset	4	1
Net Amounts	(72)	(17)
Power | Commodities
Derivative Instrument Assets
Gross Derivative Instruments	659	130
Amounts Available for Offset	(591)	(91)
Net Amounts	68	39
Derivative Instrument Liabilities
Gross Derivative Instruments	(733)	(171)
Amounts Available for Offset	591	91
Net Amounts	$ (142)	$ (80)